Royalty expenses	12 Months Ended
Dec. 31, 2017
Royalty expenses
Royalty expenses

Note 3—Royalty expenses

Accounting policies

        Royalty expenses comprise contractual amounts payable to third parties that are derived from the milestone payments and royalty income earned from the corresponding collaboration agreements.

        We have agreed to pay some of our revenue in deferred payments or royalties to third parties. At the time of the dissolution of a former joint venture with Elan Corporation, plc (Elan) and certain of its subsidiaries that were party to the joint venture agreement with us, we agreed to pay royalties to Elan—now Alkermes plc, as successor in interest to a termination agreement between us and the Elan entities—including 13% of future payments we receive in respect of lixisenatide under the Sanofi License Agreement.

        In addition, we have agreed to pay a royalty of 0.5% of the total amounts we receive in connection with our SIP-modified peptides, including lixisenatide, to one of the inventors of our SIP technology, who is one of our employees. The royalty to be paid to this inventor is calculated on the basis of all the amounts we receive, including license payments, milestone payments and sales.

        In 2017, the royalty expenses related to royalties from sales of Lyxumia® and Soliqua® 100/33 and milestone payments received from Sanofi. In 2016 and 2015, the royalty expenses related to royalties from sales of Lyxumia® and milestone payments received from Sanofi.